Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 10 — Commitments and Contingencies

Operating Leases

The Company has entered into non-cancellable operating leases for office, warehouse, and distribution facilities, with original lease periods expiring through 2021. In addition to minimum rent, certain of the leases require payment of real estate taxes, insurance, common area maintenance charges, and other executory costs. Differences between rent expense and rent paid are recognized as adjustments to operating lease right-of-use assets on the consolidated balance sheets.

As of June 30, 2020, the Company recorded operating lease liabilities of $326,482 and right of use assets for operating leases of $578,280. During the three and six months ended June 30, 2020, operating cash outflows relating to operating lease liabilities was $81,105 and $164,091, respectively, and the expense for right of use assets for operating leases was $75,997 and $153,818, respectively. As of June 30, 2020, the Company’s operating leases had a weighted-average remaining term of 3.7 years and weighted-average discount rate of 4.5%. Excluded from the measurement of operating lease liabilities and operating lease right-of-use assets were certain office, warehouse and distribution contracts that either qualify for the short-term lease recognition exception.

On June 6, 2018, the Company’s wholly owned subsidiary, Best Party Concepts, LLC, entered into a lease for office space in Newtown, PA, which expired on May 30, 2020 and was not renewed.

Total rent expense for the three and six months ended June 30, 2020 was $122,943 and $269,709, respectively. Total rent expense for the three and six months ended June 30, 2019 was $138,070 and $282,503, respectively. Rent expense is included in general and administrative expense on the consolidated statements of operations.

Rental Income

Fergco leases a portion of the building located in Washington, New Jersey that it owns under a month to month lease. Total rental income related to the leased space for both the three and six months ended June 30, 2020 and 2019 was both $25,703 and $51,407, respectively, and is included in other income on the consolidated statements of operations.

Legal Contingencies

The Company is involved in claims and litigation in the ordinary course of business, some of which seek monetary damages, including claims for punitive damages, which are not covered by insurance. For certain pending matters, accruals have not been established because such matters have not progressed sufficiently through discovery, and/or development of important factual information and legal information is insufficient to enable the Company to estimate a range of possible loss, if any. An adverse determination in one or more of these pending matters could have an adverse effect on the Company’s consolidated financial position, results of operations or cash flows.

We are, and may in the future become, subject to various legal proceedings and claims that arise in or outside the ordinary course of business.

On April 14, 2020, Oceanside Traders, LLC (“Plaintiff”) filed a complaint against Cloud B, Inc. and Edison Nation, Inc. (together the “Defendants”) with the Superior Court of Ocean County, New Jersey alleging a breach of contract in that the Defendants failed to pay Plaintiff for goods sold in the amount of $141,007 plus $138,180 for overpayments and $279,187 for lost profits for a total of $443,383. A default judgment was entered against Edison Nation in the case in the amount of $284,248.91. The same day the default judgment was entered, the Company filed a motion to vacate on the grounds that Edison Nation was not properly served with the complaint.

On March 13, 2019, Rosenberg Fortuna & Laitman LLP and Mark Principe (together the “Plaintiffs”) filed a complaint against Safe TV Shop, LLC (the “Defendant”) with the Supreme Court of the State of New York, County of Nassau alleging a breach of indemnification arising out of the use of a certain packaging material. On February 12, 2020, the parties entered a Stipulation and Settlement and Consent Agreement, whereby the Plaintiff entered into a Consent Judgment in the amount of $50,000. The Company has accrued $50,000 for the amount of the judgment, but there have been no operations by the Plaintiff since the date of acquisition by the Company.

Note 14 — Commitments and Contingencies

Operating Lease

The Company has entered into non-cancellable operating leases for office, warehouse, and distribution facilities, with original lease periods expiring through 2021. In addition to minimum rent, certain of the leases require payment of real estate taxes, insurance, common area maintenance charges, and other executory costs. Differences between rent expense and rent paid are recognized as adjustments to operating lease right-of-use assets on the consolidated balance sheets.

On June 6, 2018, the Company’s wholly owned subsidiary, Best Party Concepts, LLC, entered into a lease for office space in Newtown, PA, which shall expire on May 30, 2020. Monthly lease payments are approximately $1,880 for a total of approximately $22,560 for the total term of the lease.

On August 8, 2016, SRM entered into a lease for office space in Kowloon, Hong Kong. On August 8, 2018, SRM extended its lease for office space in Kowloon, Hong Kong so that the lease will now expire on August 7, 2020. Monthly lease payments are approximately $6,400 for a total of approximately $154,000 for the total term of the lease.

On November 1, 2018, the Company’s wholly owned subsidiary, Cloud B, Inc., entered into a lease for office and warehouse space in Gardena, CA, which shall expire on October 31, 2021. Monthly lease payments are approximately $16,175 for a total of approximately $582,300 for the total term of the lease.

On October 1, 2018, the Company entered into a lease for office space in Winter Park, Florida, which expires on September 30, 2020. Monthly lease payments are approximately $1,887 for a total of approximately $45,288 for the total term of the lease.

On July 1, 2019, the Company entered into a lease for office space in Bethlehem, Pennsylvania, which expires on July 31, 2020. Monthly lease payments are $2,415 for a total of approximately $89,000 for the total term of the lease.

Total rent expense for the years ended December 31, 2019 and 2018 was $451,711 and $343,253, respectively. Rent expense is included in general and administrative expense on the consolidated statements of operations.

The following is a reconciliation of future undiscounted cash flows to the operating liabilities, and the related right of use assets, included in our Condensed Consolidated Balance Sheets as of December 31, 2019:

December 31, 2019
2020	315,660
2021	267,249
2022	96,288
2023	78,648
2024	52,432
2025 and thereafter	-
Total future lease payments	810,277
Less: imputed interest	(55,850)
Present value of future operating lease payments	754,427
Less: current portion of operating lease liabilities	(272,215)
Operating lease liabilities, net of current portion	482,212
Right of use assets – operating leases, net	732,100

Rental Income

Fergco leases a portion of the building located in Washington, New Jersey that it owns under a month to month lease. Total rental income related to the leased space for both the years ended December 31, 2019 and 2018 was $102,815 and $102,815, respectively, and is included in other income on the consolidated statements of operations.

Consulting Agreements

On September 12, 2019, the Company entered into a Consulting Agreement (the “Agreement”) with a Consultant for general corporate governance. Under the terms of the Agreement, the Consultant is to be compensated 50,000 shares of common stock upon execution of the Agreement and 50,000 shares at the six-month anniversary of the Agreement. The Agreement has a term of one year.

On September 12, 2019, the Company entered into a Consulting Agreement (the “Agreement”) with a Consultant for sales fulfillment, procurement and quality control. Under the terms of the Agreement, the Consultant is to be compensated $33,333 per month, a minimum bonus of $100,000 at the 90 day anniversary of the Agreement, 300,000 shares of common stock upon the execution of the Agreement and additional shares of common stock based up certain revenue and operational targets. The Agreement has a term of 5 years and can be terminated by either party after the 3-year anniversary of the Agreement.

Legal Contingencies

The Company is involved in claims and litigation in the ordinary course of business, some of which seek monetary damages, including claims for punitive damages, which are not covered by insurance. For certain pending matters, accruals have not been established because such matters have not progressed sufficiently through discovery, and/or development of important factual information and legal information is insufficient to enable the Company to estimate a range of possible loss, if any. An adverse determination in one or more of these pending matters could have an adverse effect on the Company’s consolidated financial position, results of operations or cash flows.

We are, and may in the future become, subject to various legal proceedings and claims that arise in or outside the ordinary course of business.

On April 14, 2020, Oceanside Traders, LLC (“Plaintiff”) filed a complaint against Cloud B, Inc. and Edison Nation, Inc. (together the “Defendants”) with the Superior Court of Ocean County, New Jersey alleging a breach of contract in that the Defendants failed to pay Plaintiff for goods sold in the amount of $141,007 plus $138,180 for overpayments and $279,187 for lost profits for a total of $443,383. The parties are currently in settlement discussions, and the Company has accrued $190,105 for anticipated settlement costs.

On July 15, 2019, the Company received correspondence from the staff of the Arkansas Securities Commissioner in connection with the state’s notice filing requirements for offerings exempt under Tier 2 of Regulation A, Section 18(b)(3) of the Security Act, such as the Company’s Form 1-A. The Company has resolved the matter with the Arkansas Securities Department for $1,100.

On March 13, 2019, Rosenberg Fortuna & Laitman LLP and Mark Principe (together the “Plaintiffs”) filed a complaint against Safe TV Shop, LLC (the “Defendant”) with the Supreme Court of the State of New York, County of Nassau alleging a breach of indemnification arising out of the use of a certain packaging material. On February 12, 2020, the parties entered a Stipulation and Settlement and Consent Agreement, whereby the Plaintiff entered into a Consent Judgment in the amount of $50,000. The Company has accrued $50,000 for the amount of the judgment, but there have been no operations by the Plaintiff since the date of acquisition by the Company.